CMA(R) Government Securities Fund
                               CMA(R) Money Fund
                             CMA (R) Treasury Fund

                              -------------------

                            CMA(R) Tax-Exempt Fund
                                      and
                      CMA(R) Arizona Municipal Money Fund
                    CMA(R) California Municipal Money Fund
                    CMA(R) Connecticut Municipal Money Fund
                   CMA(R) Massachusetts Municipal Money Fund
                     CMA(R) Michigan Municipal Money Fund
                    CMA(R) New Jersey Municipal Money Fund
                     CMA(R) New York Municipal Money Fund
                  CMA(R) North Carolina Municipal Money Fund
                       CMA(R) Ohio Municipal Money Fund
                   CMA(R) Pennsylvania Municipal Money Fund
                               each a series of
                   CMA(R) Multi-State Municipal Series Trust

                     Supplement dated June 23, 2003 to the
                     Prospectuses dated February 10, 2003


The following information supplements and supersedes any contrary information contained in each Prospectus:

Effective July 1, 2003, the annual account fee for CMA service subscribers opening new accounts is $125.

Effective September 1, 2003, the annual account fee for current CMA service subscribers will be $125.

CODE 0603CMAFEES